Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Cash and Restricted Cash Reported in Financial Statements

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the unaudited condensed consolidated statements of cash flows in accordance with ASU 2016-18 (in thousands):

	June 30, 2023	December 31, 2022
Cash	$1,918	$372
Restricted cash included within prepaid expenses and other current assets	250	100
Restricted cash included within deferred financing and other noncurrent assets	118	118
Total cash and restricted cash as shown in the unaudited condensed consolidated statements of cash flows	$2,286	$590

The following table provides a reconciliation of cash and restricted cash reported within the balance sheet dates that comprise the total of the same such amounts shown in the consolidated statements of cash flows in accordance with ASU 2016-18 (in thousands):

	December 31, 2022	December 31, 2021
Cash	$372	$2,137
Restricted cash included within prepaid expenses and other current assets	100	100
Restricted cash included deposits and other noncurrent assets	118	—
Total cash and restricted cash as shown in the consolidated statements of cash flows	$590	$2,237

Schedule of Computation of Diluted Net Loss per Common Share

As a result of Calidi reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the six months ended June 30, 2023 and 2022 because including them would have been antidilutive (in thousands):

	Six Months Ended June 30,
	2023	2022
Stock options	23,487	24,395
Warrants for common stock	4,050	4,050
Founders preferred stock	10,402	10,402
Series A-1 preferred stock	4,316	4,316
Series A-2 preferred stock	2,545	2,545
Series B preferred stock(1)	2,014	—
Convertible notes payable	481	437
Contingently convertible notes payable(2)	—	—
Contingently convertible SAFE agreements(3)	—	—
Total common stock equivalents	47,295	46,145

(1)	Although the Series B preferred stock is classified as a liability as of the periods presented, the Series B preferred stock converts automatically at the Closing at $2.55 and $2.83, depending on the investor (see Note 14). If the Closing had occurred as of each reporting date presented herein, the number of antidilutive shares that would have been excluded from dilutive loss per share is shown in the table above.

(2)	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00. As of June 30, 2023 and 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 0.5 million as of June 30, 2023 and 2022.

(3)	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated as 4.8 million as of both June 30, 2023 and 2022.

As a result of Calidi reported net loss attributable to common stockholders for all periods presented herein, the following common stock equivalents were excluded from the computation of diluted net loss per common share for the twelve months ended December 31, 2022 and 2021 because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2022	2021
Stock options	23,914	21,886
Warrants for common stock	4,050	4,050
Founders preferred stock	10,402	10,402
Series A-1 preferred stock	4,316	4,166
Series A-2 preferred stock	2,545	2,288
Convertible notes payable	437	844
Contingently convertible notes payable(1)	—	—
Contingently convertible SAFE agreements(2)	—	—
Total common stock equivalents	45,664	43,636

(1)	The contingently convertible notes payable was not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible notes payable’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a valuation cap that establishes a conversion ratio floor of $2.00 or $2.40, depending on the investor. As of December 31, 2022, one lender remains holding the contingently convertible note payable (see Note 8). If the contingency were to have been resolved as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying this conversion ratio floor, is estimated as 576,000 and 540,000 as of December 31, 2022 and 2021, respectively.

(2)	The contingently convertible SAFEs were not included for purposes of calculating the number of diluted shares outstanding as the number of dilutive shares is based on a conversion ratio associated with the pricing of a future financing event. Therefore, the contingently convertible SAFE’s conversion ratio, and the resulting number of dilutive shares, is not determinable until the contingency is resolved. However, there is a conversion ratio for certain SAFEs containing a floor of $2.00, $2.40 or $3.62, depending on the investor. If the contingency were to have been resolved on those SAFEs as of each reporting date, the number of antidilutive shares that would have been excluded from dilutive loss per share, when applying the respective conversion ratio floor, is estimated to be 4.8 million at each of December 31, 2022 and 2021.

First Light Acquisition Group Inc [Member]
Schedule of Computation Details of Final Net Income Loss Available to Common Stockholders

The following table reflects the calculation of basic and diluted net loss per common share for the three and six months ended June 30, 2023:

Three Months Ended June 30, 2023
Net loss	$(4,268,408)
Accretion of temporary equity to redemption value	(307,306)
Net loss including accretion of temporary equity to redemption value	$(4,575,714)

Six Months Ended June 30, 2023
Net loss	$(6,492,948)
Accretion of temporary equity to redemption value	(761,142)
Net loss including accretion of temporary equity to redemption value	$(7,254,090)

Three Months Ended June 30, 2022
Net income	$4,161,210
Accretion of temporary equity to redemption value	(159,999)
Net income including accretion of temporary equity to redemption value	$4,001,211

Six Months Ended June 30, 2022
Net income	$5,623,403
Accretion of temporary equity to redemption value	(178,770)
Net income including accretion of temporary equity to redemption value	$5,444,633

The following tables reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the Year Ended December 31, 2022
Net income	$3,530,190
Accretion of temporary equity to redemption value	(2,458,852)
Net income including accretion of temporary equity to redemption value	$1,071,338

For the period from March 24, 2021 (inception) through December 31, 2021
Net income	3,386,750
Accretion of temporary equity to redemption value	(31,641,174)
Net loss including accretion of temporary equity to redemption value	$(28,254,424)

Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended
	June 30, 2023
	Class A	Class B
Allocation of net loss including accretion of temporary equity	$(1,912,190)	$(2,663,524)
Plus: Accretion applicable to Class A redeemable shares	307,306	—
Total loss by Class	$(1,604,884)	$(2,663,524)
Weighted average number of shares	4,128,024	5,750,000
Loss per share	$(0.39)	$(0.46)

	Six Months Ended
	June 30, 2023
	Class A	Class B
Allocation of net loss including accretion of temporary equity	$(3,031,481)	$(4,222,609)
Plus: Accretion applicable to Class A redeemable shares	761,142	—
Total loss by Class	$(2,270,339)	$(4,222,609)
Weighted average number of shares	4,128,024	5,750,000
Loss per share	$(0.55)	$(0.73)

	Three Months Ended June 30, 2022
	Class A	Class B
Allocation of net income including accretion of temporary equity	$3,200,969	$800,242
Plus: Accretion applicable to Class A redeemable shares	159,999	—
Total income by Class	$3,360,968	$800,242
Weighted average number of shares	23,000,000	5,750,000
Income per share	$0.15	$0.14

	Six Months Ended June 30, 2022
	Class A	Class B
Allocation of net income including accretion of temporary equity	$4,355,706	$1,088,927
Plus: Accretion applicable to Class A redeemable shares	178,770	—
Total income by Class	$4,534,476	$1,088,927
Weighted average number of shares	23,000,000	5,750,000
Income per share	$0.20	$0.19

	For the Year Ended December 31, 2022
	Class A	Class B
Allocation of net income including accretion of temporary equity	$808,358	$262,980
Plus: accretion applicable to Class A redeemable shares	2,458,852	—
Total income by Class	$3,267,210	$262,980
Weighted average number of shares	17,674,483	5,750,000
Income per share	$0.18	$0.05
	For the period from March 24, 2021 (inception) through December 31, 2021
	Class A	Class B
Allocation of net loss including accretion of temporary equity	$(22,485,584)	$(5,768,840)
Plus: accretion applicable to Class A redeemable shares	31,641,174	—
Total income (loss) by Class	$9,155,590	$(5,768,840)
Weighted average number of shares	8,890,071	5,750,000
Income (loss) per share	$1.03	$(1.00)